Regan Total Return Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES ― 18.9%
Ace Securities Corp.
Series 2002-HE3, Class M1, 1.908%, (1 Month USD LIBOR + 1.800%), 10-25-2032 (1)	$182,876	$189,927
Series 2005-SD1, Class M2, 1.983%, (1 Month USD LIBOR + 1.875%), 11-25-2050 (1)	123,363	124,916
Series 2006-ASL1, Class A, 0.388%, (1 Month USD LIBOR + 0.280%), 02-25-2036 (1)	295,312	55,321
Series 2003-MH1, Class M1, 6.500%, 08-15-2030 (2)(3)	24,171	24,433
American Home Mortgage Investment Trust
Series 2007-A, Class 4A, 1.008%, (1 Month USD LIBOR + 0.900%), 07-25-2046 (1)(2)	113,943	44,052
Amortizing Residential Collateral Trust
Series 2004-1, Class M3, 1.602%, (1 Month USD LIBOR + 1.500%), 10-25-2034 (1)	21,612	21,587
Argent Securities Inc.
Series 2006-W4, Class A2D, 0.648%, (1 Month USD LIBOR + 0.540%), 05-25-2036 (1)(a)	299,154	94,533
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1, 6.940%, 06-10-2021	600,000	250,458
Bear Stearns Asset Backed Securities Trust
Series 2007-SD1, Class 22A1, 2.745%, 10-25-2036 (3)	990,876	645,615
Bombardier Capital Mortgage Securitization Corp.
Series 1999-B, Class A2, 6.975%, 12-15-2029 (3)	140,180	26,524
Chase Funding Mortgage Loan Asset-Backed CTFS
Series 2003-6, Class 2M1, 0.858%, (1 Month USD LIBOR + 0.750%), 11-25-2034 (1)	1,027,609	1,030,893
CHEC LOAN TRUST
Series 2004-2, Class M3, 1.983%, (1 Month USD LIBOR + 1.875%), 04-25-2034 (1)	457,071	454,139
Conseco Financial Corp
Series 1997-4, Class M1, 7.220%, 02-15-2029 (3)	214,093	226,623
Conseco Finance Securitizations Corp.
Series 2002-1, Class M2, 9.546%, 12-01-2033 (3)	1,196,736	1,248,962
Countrywide Asset-Backed Certificates
Series 2007-6, Class 2A3, 0.328%, (1 Month USD LIBOR + 0.220%), 09-25-2037 (1)	233,414	240,898
Series 2004-BC4, Class 1A1, 0.808%, (1 Month USD LIBOR + 0.700%), 01-25-2035 (1)	233,657	233,028
Series 2006-8, Class 2A3, 0.428%, (1 Month USD LIBOR + 0.160%), 12-25-2035 (1)	14,383	14,374
Series 2006-1, Class AF6, 4.528%, 07-25-2036 (3)	67,030	67,436
Series 2006-9, Class 1AF6, 3.835%, 10-25-2046 (3)	235,804	235,217
Countrywide Home Equity Loan Trust
Series 2004-B, Class 2A, 0.411%, (1 Month USD LIBOR + 0.220%), 02-15-2029 (1)	706,494	673,073
Credit-Based Asset Servicing and Securitization
Series 2006-CB8, Class A1, 0.388%, (1 Month USD LIBOR + 0.280%), 10-25-2036 (1)(a)	102,337	95,582
Series 2007-RP1, Class A, 0.418%, (1 Month USD LIBOR + 0.310%), 05-25-2046 (1)(2)	140,402	130,564
Credit Suisse Mortgage Trust
Series 2007-1, Class 1A6A, 5.863%, 02-25-2037 (3)	1,419,141	447,283
Series 2007-1, Class 5A14, 6.000%, 02-25-2037 (a)	255,586	213,287
Series 2015-1R, Class 6A1, 0.408%, (1 Month USD LIBOR + 0.280%), 05-27-2037 (1)(2)(a)	378,591	364,507
Encore Credit Receivables Trust
Series 2005-1, Class M1, 0.768%, (1 Month USD LIBOR + 0.660%), 07-25-2035 (1)	409,321	415,177
FirstCity Capital Home Equity Funding Corp.
Series 1998-2, Class A1, 6.990%, 01-25-2029 (2)	469,103	496,438
Fremont Home Loan Trust
Series 2004-C, Class M2, 1.158%, (1 Month USD LIBOR + 1.050%), 08-25-2034 (1)	229,892	227,748
Series 2006-3, Class 1A1, 0.388%, (1 Month USD LIBOR + 0.280%), 02-25-2037 (1)(a)	71,643	52,586
Series 2006-B, Class 2A2, 0.208%, (1 Month USD LIBOR + 0.100%), 08-25-2036 (1)	84,904	35,834
GSAA Home Equity Trust
Series 2006-3, Class A2, 0.488%, (1 Month USD LIBOR + 0.380%), 03-25-2036 (1)	98,584	45,356
GSAMP Trust
Series 2006-S1, Class A1, 0.388%, (1 Month USD LIBOR + 0.280%), 11-25-2035 (1)	798,951	117,018
GS Mortgage Securities Corp.
Series 2015-3R, Class 2A2, 0.248%, (1 Month USD LIBOR + 0.140%), 10-26-2036 (1)(2)	400,000	392,707
Series 2015-7R, Class A, 0.256%, (1 Month USD LIBOR + 0.150%), 09-26-2037 (1)(2)	122,369	121,476
Home Equity Asset Trust
Series 2002-2, Class A3, 0.688%, (1 Month USD LIBOR + 0.580%), 06-25-2032 (1)	94,405	91,551
HSI Asset Securitization Corporation Trust
Series 2007-HE2, Class 2A1, 0.218%, (1 Month USD LIBOR + 0.110%), 04-25-2037 (1)	198,115	123,724
IndyMac Residential Asset Backed Trust
Series 2006-C, Class 2A, 0.368%, (1 Month USD LIBOR + 0.130%), 08-25-2036 (1)	92,926	89,739
Series 2007-A, Class 2A2, 0.298%, (1 Month USD LIBOR + 0.190%), 04-25-2037 (1)	341,405	269,300
Indymac Home Equity Loan Asset-Backed Trust
Series 2000-C, Class AF6, 5.770%, 02-25-2030 (3)	70,003	70,096
Irwin Home Equity
Series 2006-1, Class 1A1, 0.528%, (1 Month USD LIBOR + 0.420%), 09-25-2035 (1)(2)	123,706	123,014
Long Beach Mortgage Loan Trust
Series 2006-A, Class A1, 0.288%, (1 Month USD LIBOR + 0.180%), 05-25-2036 (1)	984,850	28,247
MASTR Asset Backed Securities Trust
Series 2006-FRE2, Class A5, 0.588%, (1 Month USD LIBOR + 0.480%), 03-25-2036 (1)	300,435	240,835
Merrill Lynch Mortgage Investors Trust
Series 2006-RM3, Class A1B, 0.488%, (1 Month USD LIBOR + 0.380%), 06-25-2037 (1)	5,939,596	197,748
Morgan Stanley Capital Inc
Series 2003-NC8, Class B1, 5.508%, (1 Month USD LIBOR + 5.400%), 09-25-2033 (1)	119,173	125,110
Series 2004-NC8, Class M5, 1.758%, (1 Month USD LIBOR + 1.650%), 09-25-2034 (1)	282,441	281,078
Series 2004-WMC3, Class M3, 0.978%, (1 Month USD LIBOR + 0.870%), 01-25-2035 (1)	385,312	393,458
Nomura Resecuritization Trust
Series 2015-10R, Class 1A2, 5.590% ), 12-25-2036 (2)(3)	1,193,945	1,030,006
Novastar Home Equity Loan
Series 2003-2, Class M3, 3.483%, (1 Month USD LIBOR + 3.375%), 09-25-2033 (1)	187,214	190,900
Series 2006-5, Class A2B, 0.348%, (1 Month USD LIBOR + 0.240%), 11-25-2036 (1)	1,096,052	468,261
Oakwood Mortgage Investors Inc.
Series 1997-A, Class B1, 7.450%, 05-15-2027	129,107	130,443
OWNIT Mortgage Loan Asset-Backed Certificates
Series 2006-6, Class A2C, 0.428%, (1 Month USD LIBOR + 0.320%), 09-25-2037 (1)	896,221	541,243
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 5.744%, 03-25-2034 (4)	244,284	260,981
Series 2004-1, Class M4, 2.808%, (1 Month USD LIBOR + 2.700%), 05-25-2034 (1)	349,944	358,914
Series 2004-2, Class M1, 5.914%, 07-25-2034 (4)	453,290	449,734
Series 2005-1, Class AF6, 4.970%, 05-25-2035 (4)	145,152	148,054
Series 2005-1, Class AF5, 5.451%, 05-25-2035 (4)	561,611	595,336
Security National Mortgage Loan Trust
Series 2006-3A, Class A3, 6.330%, 01-25-2037 (2)(3)	376,021	205,661
Structured Asset Securities Corporation
Series 2006-S3, Class A1, 0.368%, (1 Month USD LIBOR + 0.260%), 09-25-2036 (1)	1,147,481	462,872
UCFC Manufactured Housing Contract
Series 1996-1, Class M, 7.900%, 01-15-2028 (3)	48,192	44,636
Series 1997-2, Class M, 7.380%, 10-15-2028	99,878	101,466
WAMU Asset-Backed Certificates
Series 2007-HE4, Class 2A2, 0.238%, (1 Month USD LIBOR + 0.130%), 07-25-2047 (1)(a)	362,431	257,779
Washington Mutual Asset-Backed CTFS
Series 2007-HE1, Class 2A1, 0.168%, (1 Month USD LIBOR + 0.060%), 11-25-2036 (1)	1,603,279	718,892

TOTAL ASSET BACKED SECURITIES
(Cost $18,437,658)		17,056,650

MORTGAGE BACKED SECURITIES - AGENCY ― 1.31%
FannieMae Grantor Trust
Series 2004-T5, Class A13, 0.702%, 05-28-2035 (3)	1,146,236	1,116,556
Government National Mortgage Association
Series 2016-H03, Class FB, 0.751%, (1 Month USD LIBOR + 0.650%), 01-20-2066 (1)	60,524	61,018

TOTAL MORTGAGE BACKED SECURITIES ― AGENCY
(Cost $1,176,894)		1,177,574

MORTGAGE BACKED SECURITIES ― NON-AGENCY ― 58.4%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A1, 2.736%, 01-25-2036 (3)	147,781	139,781
American Home Mortgage Assets
Series 2007-3, Class 11A1, 0.528%, (1 Month USD LIBOR + 0.420%), 06-25-2037 (1)	197,386	199,537
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1, 1.845%, (1 Month USD LIBOR + 1.500%), 09-25-2045 (1)	44,956	45,016
Series 2007-2, Class 11A1, 0.568%, (1 Month USD LIBOR + 0.460%), 03-25-2047 (1)	400,923	178,035
Banc of America Alternative Loan Trust
Series 2007-2, Class 1A1, 5.500%, 06-25-2037	795,108	793,126
Banc of America Funding Corporation
Series 2005-5, Class 1A1, 5.500%, 09-25-2035	123,882	128,542
Series 2005-B, Class 2A1, 2.710%, 04-20-2035 (3)	65,251	62,395
Series 2007-4, Class 3A1, 0.478%, (1 Month USD LIBOR + 0.370%), 06-25-2037 (1)	209,555	162,547
Banc of America Mortgage Securities
Series 2005-J, Class 2A1, 2.407%, 11-25-2035 (3)	61,543	59,404
Series 2007-2, Class A7, 5.500%, 05-25-2037	93,371	84,785
Bayview Commercial Asset Trust
Series 2006-1A, Class B1, 1.683%, (1 Month USD LIBOR + 1.575%), 04-25-2036 (1)(2)	244,469	216,130
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-12, Class 24A1, 3.048%, 02-25-2036 (3)	149,626	143,609
Series 2006-1, Class A1, 2.400%, (1 Month USD LIBOR + 2.250%), 02-25-2036 (1)	55,746	56,647
Bear Stearns Alt-A Trust
Series 2005-7, Class 23A1, 2.888%, 09-25-2035 (3)	261,437	129,102
Series 2005-9, Class 26A1, 2.887%, 11-25-2035 (3)	552,229	410,804
Series 2006-5, Class 2A2, 3.294%, 08-25-2036 (3)	1,356,508	851,303
Bear Stearns Asset Backed Securities Trust
Series 2004-AC2, Class 1A2, 5.250%, 05-25-2034	141,850	143,354
Series 2007-AC4, Class A2, 24.823%, (1 Month USD LIBOR + 25.200%), 02-25-2037 (1)	735,423	862,313
Series 2003-AC5, Class A5, 5.250%, 10-25-2033 (4)	72,181	73,485
Charlie Mac
Series 2004-1, Class A8, 0.658%, (1 Month USD LIBOR + 0.550%), 08-25-2034 (1)	34,569	30,021
Chase Mortgage Finance Corporation
Series 2006-A1, Class 2A3, 2.847%, 09-25-2036 (3)(a)	135,364	117,090
Series 2007-A3, Class 1A7, 3.261%, 12-25-2037 (3)	173,255	156,841
Series 2005-A1, Class 3A1, 2.898%, 12-25-2035 (3)	131,331	126,092
Series 2007-A1, Class 11M1, 3.142%, 03-25-2037 (3)	138,919	141,288
Series 2007-S1, Class A1, 0.708%, (1 Month USD LIBOR + 0.600%), 02-25-2037 (1)	1,390,760	469,130
ChaseFlex Trust
Series 2007-M1, Class 1A1, 0.408%, (1 Month USD LIBOR + 0.300%), 08-25-2037 (1)	398,090	372,756
Series 2007-3, Class 1A2, 0.568%, (1 Month USD LIBOR + 0.460%), 07-25-2037 (1)	910,615	294,382
CHEVY CHASE MORTGAGE FUNDING CORP.
Series 2005-1A, Class A2, 0.615%, (1 Month USD LIBOR + 0.200%), 01-25-2036 (1)(2)	39,023	36,959
Series 2005-2A, Class A2, 0.621%, (1 Month USD LIBOR + 0.230%), 05-25-2036 (1)(2)(a)	174,096	158,427
Series 2006-4A, Class A2, 0.288%, (1 Month USD LIBOR + 0.180%), 11-25-2047 (1)(2)	82,465	67,849
Countrywide Alternative Loan Trust
Series 2003-J2, Class M, 6.000%, 10-25-2033	199,617	197,983
Series 2004-28CB, Class 2A5, 0.508%, (1 Month USD LIBOR + 0.400%), 01-25-2035 (1)	303,373	281,962
Series 2004-28CB, Class 2A4, 5.750%, 01-25-2035	261,290	264,620
Series 2005-19CB, Class A2, 16.703%, (1 Month USD LIBOR + 16.940%), 06-25-2035 (1)	82,135	87,204
Series 2005-49CB, Class A7, 5.500%, 11-25-2035	800,848	664,317
Series 2005-J1, Class 2A1, 5.500%, 02-25-2025	26,333	26,525
Series 2005-J1, Class 1A8, 5.500%, 02-25-2035	495,647	505,205
Series 2006-12CB, Class A3, 5.750%, (1 Month USD LIBOR + 5.750%), 05-25-2036 (1)	132,826	93,872
Series 2006-24CB, Class A13, 0.458%, (1 Month USD LIBOR + 0.350%), 08-25-2036 (1)	555,150	269,902
Series 2006-32CB, Class A3, 6.000%, 11-25-2036	412,627	303,879
Series 2006-OA19, Class A1, 0.351%, (1 Month USD LIBOR + 0.180%), 02-20-2047 (1)	353,802	274,306
Series 2007-16CB, Class 1A2, 0.508%, (1 Month USD LIBOR + 0.400%), 08-25-2037 (1)	387,996	270,776
Series 2007-24, Class A6, 1.108%, (1 Month USD LIBOR + 1.000%), 10-25-2037 (1)	240,310	49,214
Series 2007-24, Class A7, 5.892%, (1 Month USD LIBOR + 6.000%), 10-25-2037 (1)	240,310	55,185
Series 2007-2CB, Class 2A3, 5.750%, 03-25-2037	810,423	564,760
Series 2007-9T1, Class 1A4, 0.608%, (1 Month USD LIBOR + 0.500%), 05-25-2037 (1)	1,310,460	477,967
Series 2007-9T1, Class 1A5, 5.392%, (1 Month USD LIBOR + 5.500%), 05-25-2037 (1)	1,310,460	269,367
Series 2007-J1, Class 2A6, 0.708%, (1 Month USD LIBOR + 0.600%), 03-25-2037 (1)	1,826,293	482,957
Series 2007-OA2, Class 1A1, 0.927%, (1 Month USD LIBOR + 0.840%), 03-25-2047 (1)	407,921	370,422
Countrywide Home Loans
Series 2003-15, Class 1A1, 0.602%, (1 Month USD LIBOR + 0.500%), 06-25-2018 (1)(a)	9,767	7,813
Series 2003-48, Class 2A3, 2.292%, 10-25-2033 (3)	123,218	101,285
Series 2003-49, Class A8A, 2.552%, 12-19-2033 (3)	312,050	312,611
Series 2004-J3, Class A7, 5.500%, 05-25-2034	119,157	123,844
Series 2005-19, Class 2A1, 0.458%, (1 Month USD LIBOR + 0.350%), 08-25-2035 (1)	367,330	83,938
Series 2005-25, Class A17, 5.500%, 11-25-2035	489,579	337,974
Series 2006-10, Class 1A11, 5.850%, 05-25-2036	184,231	116,920
Series 2007-10, Class A6, 6.000%, 07-25-2037	449,476	94,671
Series 2007-3, Class A16, 6.000%, 04-25-2037	583,818	398,735
Citicorp Mortgage Securities, Inc.
Series 2007-5, Class 1A9, 6.000%, 06-25-2037	94,364	94,921
Citigroup Mortgage Loan Trust Inc
Series 2006-AR1, Class 2A1, 2.490%, (1 Month USD LIBOR + 2.400%), 03-25-2036 (1)	74,020	74,032
Series 2007-10, Class 22AA, 3.152%, 09-25-2037 (3)(a)	38,112	35,597
Series 2007-AR1, Class A4, 0.528%, (1 Month USD LIBOR + 0.420%), 01-25-2037 (1)	3,826,942	737,894
Series 2007-OPX1, Class A2, 0.308%, (1 Month USD LIBOR + 0.200%), 01-25-2037 (1)	1,369,171	736,333
Series 2009-4, Class 7A5, 5.482%, 05-25-2035 (2)(3)	424,932	425,055
Series 2014-8, Class 2A1, 3.450%, 06-27-2037 (2)(3)(a)	288,684	287,385
Series 2004-2, Class 1A1, 6.500%, 08-25-2033 (2)	545,176	566,199
Series 2005-9, Class 21A2, 5.500%, 11-25-2035	267,789	273,101
Citimortgage Alternative Loan Trust
Series 2006-A7, Class 1A12, 6.000%, 12-25-2036	180,060	180,713
Series 2007-A1, Class 1A2, 0.658%, (1 Month USD LIBOR + 0.550%), 01-25-2037 (1)	625,547	523,187
Countrywide Alternative Loan Trust
Series 2007-3T1, Class 1A2, 0.608%, (1 Month USD LIBOR + 0.500%), 04-25-2037 (1)	1,877,626	724,075
Credit Suisse First Boston Mortgage Securities
Series 2002-10, Class 2A1, 7.500%, 05-25-2032	465,462	490,153
Series 2002-18, Class 2A1, 7.500%, 06-25-2032	19,032	19,805
Series 2002-30, Class DB1, 7.374%, 11-25-2032 (3)	343,142	357,814
Series 2004-6, Class 4A12, 0.508%, (1 Month USD LIBOR + 0.400%), 10-25-2034 (1)	172,768	160,471
Series 2005-7, Class 2A2, 0.408%, (1 Month USD LIBOR + 0.300%), 08-25-2035 (1)	1,179,382	532,341
Series 2005-11, Class 3A5, 5.500%, 12-25-2035	209,780	135,677
Series 2002-29, Class 1A1, 7.500%, 10-25-2032	484,813	514,273
Series 2002-9, Class 1A1, 7.000%, 03-25-2032	1,137,027	1,208,806
Series 2005-10, Class 6A7, 5.500%, 11-25-2035	263,952	156,372
Series 2005-9, Class 1A3, 5.250%, 10-25-2035	218,893	224,040
Credit Suisse Mortgage Trust
Series 2006-6, Class 1A12, 6.000%, 07-25-2036	2,096,314	1,473,742
Series 2007-4, Class 2A2, 6.000%, 06-25-2037	109,982	82,991
Series 2007-5, Class 3A19, 6.000%, 08-25-2037	281,390	251,708
Series 2006-2, Class 6A8, 5.750%, 03-25-2036	248,722	173,935
Series 2007-4R, Class 1A1, 5.843%, 10-26-2036 (2)(3)	89,296	86,943
CSAB Mortgage Backed Trust
Series 2006-1, Class A3, 0.588%, (1 Month USD LIBOR + 0.480%), 06-25-2036 (1)	5,207,224	997,630
Deutsche Alt-A Securities INC Mortgage Loan Trust
Series 2005-4, Class A5, 5.500%, 09-25-2035 (3)	84,011	82,738
Series 2007-OA1, Class A1, 0.258%, (1 Month USD LIBOR + 0.150%), 02-25-2047 (1)	1,071,878	771,884
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 5.660%, 12-25-2033 (4)	47,410	48,324
Series 2006-PR1, Class 5AF1, 0.741%, (1 Month USD LIBOR + 0.550%), 04-15-2036 (1)(2)	584,207	456,100
First Horizon Alternative Mortgage Securities
Series 2005-AA10, Class 2A1, 2.306%, 12-25-2035 (3)	237,957	204,643
FirstKey Mortgage Trust
Series 2015-1, Class A3, 3.500%, 03-25-2045 (2)(3)	70,709	71,300
GMAC Mortgage Corporation Loan Trust
Series 2005-AR4, Class 2A2, 2.830%, 07-19-2035 (3)	150,322	133,628
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF, 0.458%, (1 Month USD LIBOR + 0.350%), 09-25-2035 (1)(2)	39,784	33,021
GSR Mortgage Loan Trust
Series 2004-9, Class 4A1, 2.866%, 08-25-2034 (3)	192,302	193,180
GSR Mortgage Loan Trust
Series 2005-1F, Class 4A1, 0.408%, (1 Month USD LIBOR + 0.300%), 01-25-2035 (1)	433,567	395,153
Series 2005-AR5, Class 2A3, 2.605%, 10-25-2035 (3)	27,294	18,775
Series 2005-AR6, Class B1, 2.782%, 09-25-2035 (3)(a)	100,312	92,162
Series 2006-3F, Class 2A3, 5.750%, 03-25-2036	88,010	90,761
Series 2007-OA1, Class 2A3A, 0.418%, (1 Month USD LIBOR + 0.310%), 05-25-2037 (1)	574,625	483,807
HarborView Mortgage Loan Trust
Series 2004-8, Class 2A4A, 0.571%, (1 Month USD LIBOR + 0.800%), 11-19-2034 (1)	338,104	329,440
Series 2005-14, Class 3A1A, 2.433%, 12-19-2035 (3)	98,370	95,096
Series 2005-16, Class 1A1A, 0.603%, (1 Month USD LIBOR + 0.500%), 01-19-2036 (1)	2,769,880	938,756
Series 2006-5, Class 2A1A, 0.531%, (1 Month USD LIBOR + 0.360%), 07-19-2046 (1)	1,784,608	1,060,526
HSI Asset Loan Obligation
Series 2007-WF1, Class A1, 0.168%, (1 Month USD LIBOR + 0.060%), 12-25-2036 (1)	862,493	318,099
Impac CMB Trust
Series 2004-11, Class 2A1, 0.768%, (1 Month USD LIBOR + 0.660%), 03-25-2035 (1)(a)	41,019	37,040
Series 2004-8, Class 1A, 0.822%, (1 Month USD LIBOR + 0.720%), 10-25-2034 (1)	135,515	128,468
Impac Secured Assets Corp.
Series 2005-2, Class A2D, 0.968%, (1 Month USD LIBOR + 0.860%), 03-25-2036 (1)	65,972	57,066
Series 2007-3, Class A1A, 0.218%, (1 Month USD LIBOR + 0.110%), 09-25-2037 (1)	214,103	179,309
IndyMac IMSC Mortgage Loan Trust
Series 2007-F3, Class 2A1, 6.500%, 09-25-2037 (a)	28,458	19,978
IndyMac INDX Mortgage Loan Trust
Series 2004-AR5, Class 2A1A, 0.968%, (1 Month USD LIBOR + 0.860%), 08-25-2034 (1)(a)	37,251	33,246
Series 2005-AR18, Class 1A2, 1.728%, (1 Month USD LIBOR + 1.620%), 10-25-2036 (1)	797,976	469,999
Series 2005-AR5, Class 4A1, 2.712%, 05-25-2035 (3)	353,722	296,661
Series 2007-AR9, Class 2A1, 3.007%, 04-25-2037 (3)	23,631	16,226
J.P. Morgan Alternative Loan Trust
Series 2006-A2, Class 3A1, 2.653%, 05-25-2036 (3)	134,918	98,306
Series 2007-A2, Class 2A1, 3.236%, 05-25-2037 (3)	220,594	204,964
Series 2004-A1, Class 5A1, 2.240%, 02-25-2034 (3)(a)	77,820	75,368
Series 2005-A2, Class 2A1, 2.945%, 04-25-2035 (3)	90,412	88,535
Series 2006-A4, Class 5A1, 3.356%, 06-25-2036 (3)	163,754	137,405
Series 2007-A1, Class 5A6, 2.389%, 07-25-2035 (3)	240,212	236,438
Series 2007-S3, Class 1A18, 0.608%, (1 Month USD LIBOR + 0.500%), 08-25-2037 (1)	920,745	328,942
Series 2017-4, Class A3, 3.500%, 11-25-2048 (2)(3)	14,791	14,869
KORTH DIRECT MORTGAGE
12.500%, 01-25-2022 (2)(5)	800,000	800,000
Lehman Mortgage Trust
Series 2006-6, Class 5A1, 0.608%, (1 Month USD LIBOR + 0.500%), 12-25-2036 (1)	185,658	96,487
Series 2006-6, Class 5A2, 6.392%, (1 Month USD LIBOR + 6.500%), 12-25-2036 (1)	455,344	65,303
Series 2007-1, Class 2A3, 6.522%, (1 Month USD LIBOR + 6.630%), 02-25-2037 (1)	1,537,828	380,388
Series 2007-3, Class 1A3, 0.408%, (1 Month USD LIBOR + 0.300%), 03-25-2037 (1)	1,629,796	485,329
Series 2007-6, Class 1A7, 6.000%, 07-25-2037	644,394	650,223
Series 2007-7, Class 1A1, 0.608%, (1 Month USD LIBOR + 0.500%), 08-25-2037 (1)	912,977	521,644
Lehman XS Trust
Series 2007-6, Class 1A1, 1.784%, (1 Month USD LIBOR + 1.250%), 05-25-2037 (1)	625,698	580,605
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A3, 1.945%), 05-25-2034 (3)	243,817	238,140
Series 2005-6, Class 5A1, 2.663%), 07-25-2035 (3)	88,920	85,208
MASTR Alternative Loans Trust
Series 2003-5, Class 3A1, 6.000%, 08-25-2033	178,652	187,177
Series 2003-6, Class 3A3, 6.000%, 09-25-2033	60,111	62,350
Series 2004-12, Class 2A1, 6.500%, 12-25-2034	90,435	94,572
MASTR Asset Securitization Trust
Series 2006-2, Class 1A14, 6.000%, 06-25-2036 (a)	156,718	125,766
MASTR Resecuritization Trust
Series 2008-1, Class A1, 6.000%, 09-27-2037 (2)(3)	307,304	258,135
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-2, Class 1A1, 3.150%, (1 Month USD LIBOR + 2.400%), 08-25-2036 (1)	123,769	120,427
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 3A, 2.331%, 05-25-2033 (3)	200,617	200,156
Series 2005-A2, Class A2, 2.158%, 02-25-2035 (3)	91,400	92,700
MLCC Mortgage Investors Inc
Series 2003-B, Class A1, 0.788%, (1 Month USD LIBOR + 0.680%), 04-25-2028 (1)	116,523	112,154
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 3A, 6.000%, 04-25-2034	89,863	94,678
Series 2004-5AR, Class 4A, 2.582%, 07-25-2034 (3)	257,503	261,924
Series 2005-10, Class 1A5, 5.750%, 12-25-2035	33,625	30,575
Series 2005-4, Class 4A, 4.789%, 08-25-2035 (3)	44,782	30,697
Series 2005-7, Class 7A6, 5.500%, 11-25-2035	157,808	165,743
Series 2006-3AR, Class 2A3, 3.024%, 03-25-2036 (3)	647,433	515,217
Series 2006-7, Class 3A, 5.142%, 06-25-2036 (3)	114,090	93,028
Series 2007-10XS, Class A19, 6.000%, 02-25-2037 (3)	549,283	321,168
Series 2007-13, Class 6A1, 6.000%, 10-25-2037	197,755	152,488
Series 2007-14AR, Class 3A3, 2.619%, 10-25-2037 (3)	714,856	674,753
PHHMC Mortgage Pass Through Certificates
Series 2007-3, Class A3, 4.273%, 06-18-2037 (3)	11,299	11,243
Prime Mortgage Trust
Series 2003-3, Class A7, 2.158%, (1 Month USD LIBOR + 0.600%), 01-25-2034 (1)	237,010	221,450
Series 2004-1, Class 1A6, 5.250%, 08-25-2034	148,132	152,700
Series 2006-DR1, Class 2A2, 6.000%, 05-25-2035 (2)	571,656	546,391
Residential Accredit Loans, Inc.
Series 2005-QA9, Class CB11, 3.071%, 08-25-2035 (3)	142,773	134,474
Series 2005-QS13, Class 2A1, 0.808%, (1 Month USD LIBOR + 0.700%), 09-25-2035 (1)	2,249,009	1,938,110
Series 2006-QS2, Class 1A10, 0.608%, (1 Month USD LIBOR + 0.500%), 02-25-2036 (1)	480,247	378,291
Series 2006-QS4, Class A8, 8.000%, (1 Month USD LIBOR + 5143.000%), 04-25-2036 (1)	83,140	77,177
Series 2007-QS8, Class A3, 0.708%, (1 Month USD LIBOR + 0.600%), 06-25-2037 (1)	343,616	266,213
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1, 5.500%, 11-25-2035 (2)(3)	323,210	310,152
Series 2009-12, Class 9A2, 2.745%, 03-25-2036 (2)(3)	491,028	456,508
Residential Asset Securitization Trust
Series 2005-A15, Class 2A12, 6.000%, 02-25-2036	754,345	433,081
Series 2006-A7CB, Class 2A5, 0.358%, (1 Month USD LIBOR + 0.250%), 07-25-2036 (1)	424,700	50,807
Series 2007-A3, Class 1A1, 0.558%, (1 Month USD LIBOR + 0.450%), 04-25-2037 (1)	1,295,600	566,368
Residential Funding Mtg Sec I
Series 2006-S12, Class 3A7, 5.750%, 12-25-2036	182,757	181,587
Series 2007-SA3, Class 2A1, 4.316%, 07-27-2037 (3)	563,868	483,347
Series 2007-SA4, Class 3A1, 4.323%, 10-25-2037 (3)	126,277	104,211
Sequoia Mortgage Trust
Series 10, Class 1A, 0.562%, (1 Month USD LIBOR + 0.800%), 10-20-2027 (1)	68,658	65,191
Series 2004-11, Class A3, 0.462%, (1 Month USD LIBOR + 0.600%), 12-20-2034 (1)	118,709	117,917
Series 2007-3, Class 2BA1, 3.008%, 07-20-2037 (3)	38,023	31,637
Series 2014-1, Class 2A5, 4.000%, 04-25-2044 (2)(3)	135,899	137,307
Salomon Brothers Mortgage Securities VII
Series 1997-HUD1, Class A4, 3.244%, 12-25-2030 (3)(a)	253,607	190,364
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1, 2.662%, 04-25-2037 (3)	199,384	143,253
Series 2007-4, Class 2A1, 2.522%, 10-25-2037 (3)	168,446	148,970
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1, 1.487%, (1 Month USD LIBOR + 1.400%), 01-25-2035 (1)	462,359	433,037
Series 2005-23, Class 3A1, 2.901%, 01-25-2036 (3)	113,453	82,580
Series 2007-3, Class 2A1, 3.282%, 04-25-2047 (3)	412,129	418,358
Structured Asset Mortgage Investments Inc
Series 2006-AR5, Class 1A1, 0.528%, (1 Month USD LIBOR + 0.420%), 05-25-2036 (1)	101,213	89,014
Structured Asset Securities Corporation
Series 2006-3H, Class 1A2, 5.750%, 12-25-2035	316,955	328,361
Terwin Mortgage Trust
Series 2005-18AL, Class A3, 0.478%, (1 Month USD LIBOR + 0.370%), 01-25-2037 (1)	428,034	208,595
TIAA Bank Mortgage Loan Trust
Series 2018-3, Class A13, 4.000%, 11-25-2048 (2)(3)	300,304	302,357
WAMU Mortgage Pass-Through Certificates
Series 2004-AR11, Class A, 2.358%, 10-25-2034 (3)	186,413	185,303
Series 2004-AR9, Class B1, 2.718%, 08-25-2034 (3)(a)	227,509	209,764
Series 2004-CB3, Class 1A, 6.000%, 10-25-2034	54,521	55,609
Series 2004-S1, Class 1A11, 5.500%, 03-25-2034	41,348	41,854
Series 2005-AR12, Class 1A4, 2.839%, 10-25-2035 (3)	40,745	41,299
Series 2006-AR10, Class 1A2, 2.873%, 09-25-2036 (3)	499,880	500,219
Series 2006-AR14, Class 2A3, 2.421%, 11-25-2036 (3)	158,344	154,655
Series 2006-AR2, Class 2A1, 3.165%, 03-25-2036 (3)	105,415	107,186
Series 2007-HY1, Class 1A1, 2.845%, 02-25-2037 (3)	124,852	118,045
Washington Mutual Mortgage Pass-Through CTFS
Series 2006-AR10, Class A2B, 0.528%, (1 Month USD LIBOR + 0.420%), 12-25-2036 (1)	663,169	97,515
Series 2006-4, Class 3A3, 5.967%, 05-25-2036 (4)	250,855	247,823
Series 2004-RA3, Class 2A, 5.857%, 08-25-2038 (3)	293,687	304,338
Series 2005-1, Class 1A1, 5.500%, 03-25-2035	270,528	274,007
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 2A1, 2.888%, 09-25-2036 (3)	123,597	117,541
Series 2006-AR14, Class 2A3, 2.598%, 10-25-2036 (3)	84,140	82,492
Yale Mortgage Loan Trust
Series 2007-1, Class A, 0.508%, (1 Month USD LIBOR + 0.400%), 06-25-2037 (1)(2)	88,192	37,668

TOTAL MORTGAGE BACKED SECURITIES ― NON-AGENCY
(Cost $55,593,853)		52,645,774

SHORT TERM INVESTMENTS ― 22.9%
First American Government Obligations Fund - 0.026% (3)(b)	20,665,599	20,665,599

TOTAL SHORT TERM INVESTMENTS
(Cost $20,665,599)		20,665,599

TOTAL INVESTMENTS ― 101.5%
(Cost $95,874,004)		91,545,597
Liabilities in Excess of Other Assets ― (1.5)%		(1,361,203)
TOTAL NET ASSETS ― 100.0%		$90,184,395

(1)	Floating rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2021.
(2)	Restricted security deemed liquid. The total market value of these securities was $8,201,613 (9.09% of total net assets) as of December 31, 2021.
(3)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of December 31, 2021.
(4)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of December 31, 2021.
(5)	Callable at any date on or after date disclosed.
(a)	Value determined using unobservable inputs.
(b)	The rate quoted is the annualized seven-day effective yield as of December 31, 2021.

Valuation of Investments (Unaudited)

The Regan Total Return Income Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as
Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund’s Adviser with oversight by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Adviser considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as December 31, 2021:

Regan Total Return Income Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Asset Backed Securities	$-	$15,978,376	$1,078,274	$17,056,650
Mortgage Backed Securities – Agency	-	1,177,574	-	1,177,574
Mortgage Backed Securities – Non-Agency	-	51,255,774	1,390,000	52,645,774
Short Term Investments	20,665,599	-	-	20,665,599
Total	$20,665,599	$68,411,724	$2,468,274	$91,545,597

Please refer to the Schedule of Investments for further classification.

The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset Backed Securities	Mortgage Backed Securities – Non-Agency
Balance at October 1, 2021	$633,740	$929,692
Purchased	500,796	599,576
Accrued discounts/premiums	17,222	10,940
Sale/Paydown Proceeds	(65,805)	(147,594)
Realized Gain (Loss)	8,824	7,529
Change in unrealized Appreciation (depreciation)	(16,503)	(10,143)
Balance at December 31, 2021	$1,078,274	$1,390,000

The following is a summary of quantitative information about level 3 valued measurements:

Regan Total Return Income Fund

	Value at 10/01/2021	Valuation Technique(s)

Asset Backed Securities	$1,078,274	Acquisition Price
Mortgage Backed Securities – Non-Agency	$1,390,000	Acquisition Price

The Fund invests in distressed debt securities, which are securities that are priced below $50. In accordance with GAAP, the ultimate realizable value and potential for early retirement of securities is considered when determining the yield. If current values of debt securities decline significantly from the issue price, computed yields may be higher than rates expected to be ultimately realized. To avoid unsound yield information being presented in the Fund’s financial statements, consideration is given to capping yields of individual securities at a reasonable level. The Fund’s Adviser performs a periodic assessment of the yields for these distressed securities and adjustments are made to the income and cost of these securities on the Fund’s financial statements.